Derivatives and Hedging Activities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Derivative [Line Items]
Gain (loss) on derivative instruments	$ 0	$ 0
Asset Derivatives, Fair Value	38,838,000	1,139,000
Liability Derivatives, Fair Value	12,731,000	3,006,000
Interest rate swap agreements
Derivative [Line Items]
Customer derivatives program	790,792,000	1,035,573,000
Notional amount	700,000,000	700,000,000
Commercial loan interest rate swap
Derivative [Line Items]
Notional amount	97,927,000	52,936,000
Interest rate contracts | Other assets
Derivative [Line Items]
Asset Derivatives, Fair Value	12,731,000	1,139,000
Interest rate contracts | Other liabilities
Derivative [Line Items]
Liability Derivatives, Fair Value	12,731,000	1,139,000
Commercial loan hedges | Other assets
Derivative [Line Items]
Asset Derivatives, Fair Value	3,857,000	0
Commercial loan hedges | Other liabilities
Derivative [Line Items]
Liability Derivatives, Fair Value	0	174,000
Borrowing hedges | Other assets
Derivative [Line Items]
Asset Derivatives, Fair Value	22,250,000	0
Borrowing hedges | Other liabilities
Derivative [Line Items]
Liability Derivatives, Fair Value	0	$ 1,693,000
Related Party Loan | Interest rate swap agreements
Derivative [Line Items]
Customer derivatives program	$ 35,841,000